UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-10337

BlackRock New York Municipal Income Trust

(Exact name of registrant as specified in charter)

100 Bellevue Parkway, Wilmington, DE	19809

(Address of principal executive offices)	(Zip code)

Robert S. Kapito, President
BlackRock New York Municipal Income Trust
40 East 52nd Street, New York, NY 10022

(Name and address of agent for service)

Registrant's telephone number, including area code:	888-825-2257

Date of fiscal year end:	October 31, 2004

Date of reporting period:	July 31, 2004

Item 1. Schedule of Investments

The Trust's schedule of investments pursuant to Rule 30b1-5 under the Investment Company Act of 1940 is as follows:

PORTFOLIO OF INVESTMENTS (unaudited)
JULY 31, 2004

BlackRock New York Municipal Income Trust (BNY)

	Principal
	Amount			Option Call
Rating[1]	(000)		Description	Provisions[2]	Value

			LONG-TERM INVESTMENTS—157.3%
			New York—124.9%
AA-	$ 2,000		Madison Cnty. Indl. Dev. Agcy., Civic Fac. Rev., Colgate Univ. Proj., Ser. B,
			5.00%, 7/01/33	07/13 @ 100	$1,973,300
			Met. Transp. Auth., Dedicated Tax Fund, Ser. A,
AA-	12,000		5.00%, 11/15/30	11/12 @ 100	11,743,320
A	12,000		5.125%, 11/15/31	11/12 @ 100	11,940,360
			New York City, GO,
A	3,290	[3]	Ser. C, 5.375%, 3/15/12	N/A	3,701,381
A+	2,710		Ser. C, 5.375%, 3/15/28	03/12 @ 100	2,758,130
A+	7,000		Ser. D, 5.375%, 6/01/32	06/12 @ 100	7,113,680
			New York City Ind. Dev. Agcy.,
A	750		Marymount Sch. Proj., 5.125%, 9/01/21, ACA	09/11 @ 102	743,558
A	2,000		Marymount Sch. Proj., 5.25%, 9/01/31, ACA	09/11 @ 102	1,913,860
AAA	1,550		Royal Charter Presbyterian, 5.25%, 12/15/32, FSA	12/11 @ 102	1,577,822
BBB-	14,850		Spec. Arpt. Airis JFK I LLC Proj., Ser. A, 5.50%, 7/01/28	07/11 @ 100	14,276,790
A3	6,000		Term. One Grp. Assoc. Proj., 6.00%, 1/01/19	08/04 @ 102	6,149,700
			New York City Mun. Wtr. Fin. Auth.,
AAA	4,000		Ser. A, 5.00%, 6/15/32, FGIC	06/11 @ 100	3,997,040
AA+	7,000		Ser. C, 5.00%, 6/15/32	06/11 @ 100	6,918,100
			New York City Transl. Fin. Auth., Ser. C,
AA+	5,940[3]		5.00%, 5/01/09	N/A	6,534,891
AA+	3,660		5.00%, 5/01/29	05/09 @ 101	3,629,439
BBB	6,700		New York Cntys. Tobacco Trust III, 6.00%, 6/01/43	06/13 @ 100	5,936,669
			New York Dorm. Auth.,
AA-	15,235	[3]	City Univ., Ser. A, 5.25%, 7/01/11	N/A	17,056,344
AA-	1,765		City Univ., Ser. A, 5.25%, 7/01/31	07/11 @ 100	1,767,771
A3	10,780		Lenox Hill Hosp. Oblig. Grp., 5.50%, 7/01/30	07/11 @ 101	11,043,679
AAA	9,000		New Sch. Univ., 5.00%, 7/01/41, MBIA	07/11 @ 100	8,928,270
AAA	5,000		New York Univ., Ser. 2, 5.00%, 7/01/41, AMBAC	07/11 @ 100	4,951,850
A3	2,000		No. Shore Long Island Jewish Grp., 5.375%, 5/01/23	05/13 @ 100	2,023,060
A3	2,000		No. Shore Long Island Jewish Grp., 5.50%, 5/01/33	05/13 @ 100	2,018,040
			New York Mtg. Agcy.,
Aa1	5,950		Ser. 101, 5.40%, 4/01/32	10/11 @ 100	5,984,629
Aaa	15,500		Ser. A, 5.30%, 10/01/31	04/11 @ 100	15,559,210
AA-	6,290	[3]	New York Urban Dev. Corp., Correctional Facs., Ser. 6, 5.375%, 1/01/06
			Port Auth. of NY & NJ,	N/A	6,724,828
AAA	9,500		Ser. 124, 5.00%, 8/01/36, FGIC, GO	08/08 @ 101	9,121,900
AAA	13,000	[4]	Spec. Oblig., JFK Intl. Air Term. 6, 5.75%, 12/01/22, MBIA	12/07 @ 102	14,107,210
Caa2	9,250		Spec. Oblig., Contl/Eastern Proj. LaGuardia, 9.125%, 12/01/15	08/04 @ 100	9,355,357
BBB	2,500		Rensselaer Tobacco Asset Sec. Corp., Tobacco Settlement Rev.,
			Ser. A, 5.75%, 6/01/43	06/12 @ 100	2,112,775
BBB	5,000		Rockland Tobacco Asset Sec. Corp., Tobacco Settlement Rev., 5.75%, 8/15/43	08/12 @ 100	4,225,150
A	7,000		Suffolk Cnty. Indl. Dev. Agcy., KeySpan Port Jefferson Proj., 5.25%, 6/01/27	06/13 @ 100	6,972,280
AAA	3,000		Triborough Brdg. & Tunl. Auth., Ser. A, 5.00%, 1/01/32, MBIA	01/12 @ 100	2,986,530
			TSASC Inc., Tobacco Settlement Rev., Ser. 1,
BBB	5,000		5.75%, 7/15/32	07/12 @ 100	4,466,100
BBB+	8,000		6.375%, 7/15/39	07/09 @ 101	7,630,000
AA	2,500		Westchester Cnty. Ind. Dev. Agcy., Winward Sch. Civic Fac., 5.25%, 10/01/31, RAA	10/11 @ 100	2,513,000
BBB	2,000		Westchester Tobacco Asset Sec. Corp., Tobacco Settlement Rev., 6.75%, 7/15/29	07/10 @ 101	1,957,440

					232,413,463

			Delaware—6.7%
			Charter Mac Equity Issuer Trust,
A3	6,000	[5]	Ser. A-2, 6.30%, 6/30/49	06/09 @ 100	6,492,300
Baa1	5,500	[5]	Ser. B-1, 6.80%, 11/30/50	11/10 @ 100	6,052,365

					12,544,665

BlackRock New York Municipal Income Trust (BNY) (continued)

	Principal
	Amount			Option Call
Rating[1]	(000)		Description	Provisions[2]	Value

			Maryland—5.2%
			MuniMae TE Bond Subsidiary, LLC,
NR	$6,000	[5,6]	Ser. A, 6.30%, 6/30/49	06/09 @ 100	$6,421,320
NR	3,000	[5,6]	Ser. B, 6.80%, 6/30/50	11/10 @ 100	3,219,720

					9,641,040

			Puerto Rico—18.9%
BBB	4,060		Children's Trust Fund, Tobacco Settlement Rev., 5.625%, 5/15/43	05/12 @ 100	3,400,615
			Puerto Rico Pub. Bldgs. Auth. Rev., Gov't Facs. Ser. D,
A-	4,400	[3]	5.25%, 7/01/12	N/A	4,914,888
A-	1,600		5.25%, 7/01/36	07/12 @ 100	1,614,416
			Puerto Rico Pub. Fin. Corp., Ser. E,
BBB+	7,475	[3]	5.50%, 2/01/12	N/A	8,431,725
BBB+	2,525		5.50%, 8/01/29	02/12 @ 100	2,596,735
BBB+	7,000	[3]	5.70%, 2/01/10	N/A	7,874,930
BBB+	5,750	[3]	5.75%, 2/01/07	N/A	6,235,013

					35,068,322

			Trust Territories—1.6%
Ba3	2,945		Northern Mariana Islands Commerce, Ser. A, 6.75%, 10/01/33	10/13 @ 100	2,933,515

			Total Long-Term Investments (cost $285,801,090)		292,601,005

	Shares
	(000)

			MONEY MARKET FUND—1.9%
	3,650		AIM Tax Free Investment Co. Cash Reserve Portfolio, (cost $3,650,000)	N/A	3,650,000

			Total Investments—159.2% (cost $289,451,090)		296,251,005
			Liabilities in excess of other assets—(0.2)%		(443,692)
			Preferred shares at redemption value, including dividends payable—(59.0)%		(109,761,268)

			Net Assets Applicable to Common Shareholders—100%		$186,046,045

[1]	Using the higher of Standard & Poor’s, Moody’s Investors Service or Fitch Ratings ratings.
[2]	Date (month/year) and price of the earliest call or redemption. There may be other call provisions at varying prices at later dates.
[3]	This bond is prerefunded. Securities held in escrow are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
[4]	Entire or partial principal amount pledged as collateral for financial futures contracts.
[5]	Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of July 31, 2004, the Trust held 11.9% of its net assets, with a current market value of $22,185,705, in securities restricted as to resale.
[6]	Security is deemed to be of investment grade quality by the investment advisor.

KEY TO ABBREVIATIONS
AMBAC	—	American Municipal Bond Assurance Corporation	GO	—	Financial Security Assurance
COP	—	Certificate of Participation	MBIA	—	Municipal Bond Insurance Association
FGIC		Financial Guaranty Insurance Company	RAA	—	Radian Asset Assurance

Item 2. Controls and Procedures

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures are effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Separate certifications of Principal Executive and Financial Officers pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	BlackRock New York Municipal Income Trust

By:	/s/ Henry Gabbay

Name:	Henry Gabbay
Title:	Treasurer
Date:	September 28, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert S. Kapito

Name:	Robert S. Kapito
Title:	Principal Executive Officer
Date:	September 28, 2004

By:	/s/ Henry Gabbay

Name:	Henry Gabbay
Title:	Principal Financial Officer
Date:	September 28, 2004